As filed with the Securities and Exchange Commission on June 18, 2009

1933 Act File No. 2-96738

1940 Act File No. 811-4253

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 38

AND

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 39

MFS® SERIES TRUST XV

(Exact Name of Registrant as Specified in Charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 617-954-5000

Susan S. Newton, Massachusetts Financial Services Company

500 Boylston Street, Boston, Massachusetts 02116

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on July 21, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on [date] pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

Designation of New Effective Date For Previously Filed Amendment

This Post-Effective Amendment No. 38 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate July 21, 2009 as the new effective date for Post-Effective Amendment No. 30 filed pursuant to Rule 485(a) under the Securities Act on October 10, 2008. The Post-Effective Amendment No. 30 had been previously delayed on December 23, 2008 by Post-Effective Amendment No. 31, on January 22, 2009 by Post-Effective Amendment No. 32, on February 20, 2009 by Post-Effective Amendment No. 33, on March 20, 2009 by Post-Effective Amendment No. 35, on April 21, 2009 by Post-Effective Amendment No. 36, and on May 21, 2009 by Post-Effective Amendment No. 37. This Post-Effective Amendment No. 38 neither amends nor supersedes any information contained in Post-Effective Amendment No. 30.

This filing relates solely to MFS Fundamental 130/30 Fund, a series of the Registrant. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of MFS Series Trust XV (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on October 10, 2008 (“Amendment No. 30/31”).

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 10, 2008.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 10, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 18th day of June 2009.

MFS® SERIES TRUST XV

By:	MARIA F. DWYER*
Name:	Maria F. Dwyer
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on June 18, 2009.

SIGNATURE	TITLE

MARIA F. DWYER*	President (Principal Executive Officer)
Maria F. Dwyer

JOHN M. CORCORAN*	Principal Financial and Accounting Officer
John M. Corcoran

ROBERT E. BUTLER*	Trustee
Robert E. Butler

LAWRENCE H. COHN*	Trustee
Lawrence H. Cohn

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING*	Trustee
David H. Gunning

WILLIAM R. GUTOW*	Trustee
William R. Gutow

MICHAEL HEGARTY* Michael Hegarty	Trustee

J. ATWOOD IVES*	Trustee
J. Atwood Ives

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

ROBERT J. MANNING*	Trustee
Robert J. Manning

ROBERT C. POZEN*	Trustee
Robert C. Pozen

J. DALE SHERRATT*	Trustee
J. Dale Sherratt

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

ROBERT W. UEK*	Trustee
Robert W. Uek

*By:	//SUSAN S. NEWTON//
Name:	Susan S. Newton
as Attorney-in-fact

Executed by Susan S. Newton on behalf of those indicated pursuant to a Power of Attorney, dated January 1, 2009 (Trustees) and a Power of Attorney, dated October 21, 2008 (Dwyer) (Corcoran); filed herewith.

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS California Insured Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS Growth Opportunities Fund

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Institutional Trust

MFS InterMarket Income Trust I

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Municipal Series Trust

MFS Special Value Trust

MFS Variable Insurance Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, a Trustee of each of the above-mentioned Registrants, hereby severally constitutes and appoints Mark N. Polebaum, Susan S. Newton, Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 1ST day of January, 2009.

ROBERT E. BUTLER	Trustee
Robert E. Butler

LAWRENCE H. COHN	Trustee
Lawrence H. Cohn

MAUREEN R. GOLDFARB	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING	Trustee
David H. Gunning

WILLIAM R. GUTOW	Trustee
William R. Gutow

MICHAEL HEGARTY	Trustee
Michael Hegarty

J. ATWOOD IVES	Trustee
J. Atwood Ives

JOHN P. KAVANAUGH John P. Kavanaugh	Trustee

ROBERT J. MANNING	Trustee
Robert J. Manning

ROBERT C. POZEN	Trustee
Robert C. Pozen

J. DALE SHERRATT	Trustee
J. Dale Sherratt

LAURIE J. THOMSEN	Trustee
Laurie J. Thomsen

ROBERT W. UEK	Trustee
Robert W. Uek

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Growth Opportunities Fund

MFS California Insured Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Institutional Trust

MFS InterMarket Income Trust I

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Municipal Series Trust

MFS Special Value Trust

MFS Variable Insurance Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, being the President and Principal Executive Officer, and the Treasurer and Principal Financial and Accounting Officer, respectively, of each of the above-mentioned Registrants, hereby severally constitutes and appoints Mark N.

Polebaum, Susan S. Newton, Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 21st day of October, 2008.

MARIA F. DWYER	President (Principal Executive Officer)
Maria F. Dwyer

JOHN M. CORCORAN	Principal Financial and Accounting Officer
John M. Corcoran